Operating (loss)/profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating (loss)/profit
Net foreign exchange losses/(gains)	€ 2,277	€ (476)	€ 231
Depreciation of property, plant and equipment (note 11):
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)	3,525
Staff costs (note 23)	5,267	5,076	5,519
VodafoneZiggo Group Holding B.V.
Operating (loss)/profit
Net foreign exchange losses/(gains)	1	(65)	133
Depreciation of property, plant and equipment (note 11):
Owned assets	5,795	5,963	6,253
Leased assets	59	47	12
Amortisation of intangible assets (note 10)	3,941	4,399	4,821
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)	3,525
Staff costs (note 23)	5,267	5,295	5,519
Amounts related to inventory included in cost of sales	5,886	6,045	6,464
Operating lease rentals payable	3,826	3,788	3,976
Loss on disposal of property, plant and equipment and intangible assets	33	36	22
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	€ (844)	(829)	(800)
Net gain on formation of VodafoneZiggo (note 26)			(1,275)
Net foreign exchange losses/(gains) reported in other income and expense		€ 80	€ (127)